Filed Pursuant to Rule 497(e)
1933 Act File No. 333-40128
1940 Act File No. 811-09997

BAIRD FUNDS, INC.

May 21, 2020

EXPLANATORY NOTE

On behalf of Baird Aggregate Bond Fund, Baird Core Plus Bond Fund, Baird Intermediate Bond Fund, Baird Quality Intermediate Municipal Bond Fund, Baird Short-Term Bond Fund, Baird Ultra Short Bond Fund, Baird Short-Term Municipal Bond Fund, Baird Core Intermediate Municipal Bond Fund, Baird Strategic Municipal Bond Fund and Baird Municipal Bond Fund, the “Funds”) each a series of Baird Funds, Inc. (the “Corporation”), and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the forms of Prospectus and SAI filed with the Securities and Exchange Commission on behalf of the Corporation pursuant to Rule 497(c) under the Securities Act on May 4, 2020; such forms of Prospectus and SAI (accession number 0000894189-20-003472) are incorporated by reference into this Rule 497 Document. The purpose of this filing is to submit the 497(c) filing dated May 4, 2020 in XBRL for the Funds.

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE